Contingent liabilities and contingent assets - Additional Information (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Abstract]
Contingent liabilities	€ 0	€ 0
Contingent assets	€ 0	€ 0